TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
Oil and natural gas property and operating related	$ 64,530	$ 40,001
Administrative expenses, including salaries and wages	4,877	4,494
Accrued interest payable	458	3,057
Current finance lease liabilities	94
Commodity derivative contract payables	60	550
Total trade, other payables and accrued expenses	$ 70,019	$ 48,102